ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Accounts payable	$ 2,971	$ 2,919
Accrued and other liabilities	3,864	3,978
Lease liability	222	224
Financial liabilities	727	327
Unearned premiums reserve	533	482
Work in progress	1,539	1,415
Provisions and decommissioning liabilities	560	442
Liabilities held for sale	0	94
Total current	10,416	9,881
Non-current:
Accounts payable	82	116
Accrued and other liabilities	1,325	1,110
Lease liability	1,142	1,109
Financial liabilities	2,457	2,048
Unearned premiums reserve	1,356	1,143
Work in progress	23	60
Provisions and decommissioning liabilities	1,131	1,029
Total non-current	7,516	6,615
Bank overdrafts	400	921
Net defined benefit liability	1,018
Current net defined benefit liability	19
Non-current net defined benefit liability	999
Current financial liability recognized related to sale and leaseback of hospitals	56
Noncurrent financial liability recognized related to sale and leaseback of hospitals	1,791
Lease liabilities	1,364	1,333
Interest expense on lease liabilities	58	49
Healthscope Limited
Non-current:
Financial liability recognized for proceeds received from sale and leaseback transaction	1,847	$ 1,704
Current financial liability recognized related to sale and leaseback of hospitals	56
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,791
Bottom of range
Non-current:
Liability risk rate	11.50%	1.60%
Liability inflation rate	3.00%	2.00%
Top of range
Non-current:
Liability risk rate	1.20%	8.50%
Liability inflation rate	1.90%	3.00%